LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2018
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

6.LOSS ON DEBT REFINANCING

2017

On May 1, 2017, the Corporation redeemed all its issued and outstanding 6.875% Senior Notes due July 15, 2021 in aggregate principal amount of $125.0 million for a cash consideration of $129.3 million. This transaction resulted in a loss of $5.2 million in 2017.

2016

On December 2, 2016, the Corporation issued a notice for the redemption of an aggregate principal amount of $175.0 million of its issued and outstanding 6.875% Senior Notes due July 15, 2021. On January 5, 2017, the Senior Notes were redeemed for a cash consideration of $181.0 million. This transaction resulted in a loss of $7.3 million in 2016.